Subsequent events (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of events after reporting period [text block] [Abstract]
Schedule of aggregate amount of the total acquisition consideration
Consideration	Note	Fair Value
Cash		$155,014
Fair value of 23,949 shares at $8.14 per share	(i)	194,986
Future purchase consideration	(ii)	350,000
Total Consideration		$700,000
(i)	The fair value of the shares issued was determined by multiplying the number shares issued by the share price of the Company on March 31, 2021.

(ii)	Future consideration represents the expected future payments of cash and common shares. Since the balance of the shares and the cash is due within one year, the Company did not discount the future purchase consideration for the time value of money.

Schedule of purchase price
Purchase price allocation	Fair Value
Purchase price	$700,000

Less: Net assets acquired
Net identifiable tangible assets	100,107
Net identifiable intangible assets	763,893
Deferred tax liability	(164,000)
(700,000)
Goodwill	$0